OPERATING LEASES - Charter hire and office rent expense (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Operating Lease Liabilities, Payments Due [Abstract]
2023 (remaining six months)	$ 3,274
2024	4,169
2025	3,369
2026	2,809
2027	2,809
2028	1,960
Thereafter	0
Total minimum lease payments	18,390
Less: Imputed interest	(2,583)
Present value of operating lease liabilities	$ 15,807	$ 18,597